Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic Loss Per Share (EPS)
The computation of basic income/(loss) per share ("EPS") is based on the weighted average number of shares outstanding during the period.

	For the Years Ended December 31,
	2024	2023	2022
Basic income / (loss) per share	0.33	0.09	(1.64)
Diluted income/ (loss) per share	0.32	0.09	(1.64)

Issued ordinary shares at the end of the year	264,080,391	264,080,391	229,263,598
Weighted average number of shares outstanding during the year, basic	250,891,106	244,270,405	178,404,637
Dilutive effect of share options and RSU (1)	3,573,189	3,880,209	—
Weighted average number of shares outstanding during the year, diluted	254,464,295	248,150,614	178,404,637

(1) For the year ended December 31, 2024 6,231,669 share options using the treasury stock method have been included as they are dilutive. For the year ended December 31, 2023 8,559,698 share options and 112,780 restricted stock units using the treasury stock method have been included as they are dilutive.
The following potential share issuances effects of our convertible bonds due in May 2028 (the 'Convertible Bonds'), share options, RSUs and performance units have been excluded from the calculation of diluted EPS for each of the periods presented because the effects were anti-dilutive.

	2024	2023	2022
Convertible bonds	34,078,777	34,260,413	5,540,079
Share options	6,406,667	2,160,000	9,445,006
Performance stock units	750,000	500,000	500,000
Restricted share units	886,610	—	88,584